Label	Element	Value
Document And Entity Information Elements	ck0001141306_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013

Henderson Strategic Income Fund
Fund Summary – Strategic Income Fund
Investment Objective
The Fund’s investment objective is to seek total return through current income and capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled “Sales Charge Reductions – Class A Shares” and “Sales Charge Waivers – Class A Shares” on pages 15-16 of the Fund’s Prospectus and the section entitled “Purchases, Exchanges and Redemption Information” on page 53 of the Statement of Additional Information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Henderson Strategic Income Fund	Class A Shares		Class B Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	[2]	1.00%	[3]	none
[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the dealer received a sales commission on the purchase.
[2]	The CDSC payable upon redemption of Class B shares declines over time.
[3]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson Strategic Income Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.54%	0.57%	0.56%	0.52%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.35%	2.13%	2.12%	1.08%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.27%)	(0.26%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.11%	1.86%	1.86%	0.86%
[1]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 0.85% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.

Expense Example

 The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions. The expense example assumes that the adviser’s agreement to waive fees and/or reimburse expenses expires on July 31, 2020. The expense example also reflects the conversion of Class B shares to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Henderson Strategic Income Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Class A Shares	583	811	1,058	1,853
Class B Shares	589	885	1,107	2,076
Class C Shares	289	585	1,007	2,276
Class I Shares	88	275	478	1,150

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson Strategic Income Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Class A Shares	583	811	1,058	1,853
Class B Shares	189	585	1,007	2,076
Class C Shares	189	585	1,007	2,276
Class I Shares	88	275	478	1,150

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities including foreign investment grade debt (including developed market government bonds), emerging market debt, international and domestic high yield debt (including lower-quality securities “high yield” or “junk bonds”), US investment grade corporate debt, US government debt securities and floating rate notes (“FRNs”). The Fund may also invest in dividend-paying equity securities of companies domiciled in the US or abroad. The managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. Under normal circumstances, the managers intend to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met:

·	the company is organized in, or its primary business office or principal trading market of its equity are located in, the country

·	a majority of the company’s assets are located in the country

·	a majority of the company’s revenues are derived from the country

The managers use a process that combines a bottom-up approach to individual security selection rooted in thorough independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure.

In their bottom-up approach, the managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s:

·	experience and managerial strength

·	debt service capability

·	operating outlook

·	sensitivity to economic conditions

·	current financial condition

·	liquidity and access to capital

·	asset protection

·	structural issues

·	covenant protection

·	equity sponsorship

The managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio.

Sector, regional and industry allocations are evaluated within a broader economic and market context and involve:

·	evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix

·	evaluation of country and regional economic environment to support country allocation decisions

·	analysis of industry weightings including stability and growth of industries, cash flows and/or positive equity momentum

The Fund will generally consider selling a security when, in the managers’ opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/financial targets. The Fund may also consider selling a security if, in the managers’ opinion, a superior investment opportunity arises.

The Fund may use bank borrowings to increase the amount of money the Fund can invest. This strategy is called leverage. The Fund may borrow money to the extent permissible under the Investment Company Act of 1940, as amended (the “1940 Act”), currently up to 33 1/3% of its total assets, including the amount borrowed.

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, high yield securities, US Government securities, foreign securities, derivatives, distressed securities and emerging market debt securities, subordinated bank debt, private placements and FRNs. The Fund has no specific range with respect to the duration of the fixed income securities it may invest in. The Fund also may invest up to 30% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants and may invest up to 15% of its net assets in illiquid securities. The Fund has no policy limiting the currency in which foreign securities may be denominated.

The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to generate income from option premiums by writing covered call options on individual securities, to gain exposure to equity securities by using futures contracts on securities indices, to gain or limit exposure to equities by purchasing exchange-traded call or put options on individual securities, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. However, the Fund may also purchase or sell other types of derivatives contracts. With regard to the Fund, the investment adviser has claimed relief from the definition of commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the investment adviser may claim an exclusion from the definition of CPO and registration as a CPO, with regard to a fund that trades derivatives solely for “bona fide hedging purposes,” or that limits its investment in derivatives to a “de minimis” amount, as defined in CFTC rules. The Fund does not currently expect to use derivatives beyond the thresholds permitted by CFTC Rule 4.5.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Investment Risks

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect your investment include:

·	High Yield Securities Risk. High yield securities (sometimes referred to as “junk bonds”) are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities. For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment; greater risk of loss due to default or declining credit quality; greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed. The security ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation Ratings Group, a division of the McGraw Hill Companies (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are based on analysis by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely paid.

·	Credit/Default Risk. Credit risk is the risk that one or more debt securities will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Below investment grade securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

·	Market Risk. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of securities in the market. Developments in a particular class of debt securities or the stock market could also adversely affect the Fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the Fund emphasizes debt securities from any given industry, it could be hurt if that industry does not do well. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments when due than an investment grade issuer. The prices of high yield securities are generally more volatile and sensitive to actual or perceived negative economic developments than investment grade securities. The Fund may also invest in equity securities. Equity investments, such as common stocks, are subject to greater fluctuations in market value than other asset classes as a result of factors such as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

·	Issuer Risk. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. The price of high yield securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities and is, therefore, more volatile and sensitive to actual or perceived negative developments affecting an issuer.

·	Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt se- curities. (This is known as prepayment risk and may reduce the Fund’s income.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security’s duration and reduce the value of the debt security (this is known as extension risk). Interest rates are at or near historic lows and, as a result, may rise over time.

·	Liquidity Risk. Liquidity of individual debt securities varies considerably. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at an advantageous time or price. High yield debt securities tend to be less liquid than higher-rated securities.

·	Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives or similar investments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

·	Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, a lack of timely or reliable financial information, possible imposition of foreign withholding taxes or unfavorable political or legal developments.These risks are typically greater in less developed or emerging market countries.

·	Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers’ ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the managers’ potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) are not liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund’s assets are committed to derivatives in general or are invested in a few types of derivatives.

·	Frequent Trading Risk. The Fund’s portfolio turnover rate may be 100% or more. Frequent buying and selling of investments will involve higher trading costs and other expenses that may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains, which could adversely affect the after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

·	Smaller and Less Seasoned Companies Risk. The Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may be more volatile than those of larger, more established companies.

·	Overweighting in Certain Market Sectors Risk. The percentage of the Fund’s assets invested in various industries and sectors will vary from time to time depending on the managers’ perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund’s NAV.

Performance

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart are for the Fund’s Class A shares without reflecting payment of any front-end sales charge; if they did re-flect such payment of sales charges, annual returns would be lower.

During the nine-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 24.81% and (24.95)% for the quarters ended June 30, 2009, and December 31, 2008, respectively.
Average Annual Total Returns for periods ended December 31, 2012 (including maximum sales charges)	[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Average Annual Total Returns Henderson Strategic Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	8.32%	2.00%	5.03%	Sep 30, 2003
Class A Shares After Taxes on Distributions	Return After Taxes on Distributions	6.62%	0.41%	3.10%	Sep 30, 2003
Class A Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.35%	0.74%	3.16%	Sep 30, 2003
Class B Shares	Return Before Taxes	8.97%	2.12%	4.94%	Sep 30, 2003
Class C Shares	Return Before Taxes	12.95%	2.13%	4.76%	Sep 30, 2003
Class I Shares	Return Before Taxes	14.06%	3.06%	5.62%	Apr 29, 2011
Barclays Global Aggregate Bond Index (ex US MBS) (reflects no deductions for fees, expenses or taxes)	Barclays Global Aggregate Bond Index (ex US MBS) (reflects no deductions for fees, expenses or taxes)	4.55%	5.37%	5.61%
Barclays Global Credit (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	Barclays Global Credit (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	11.64%	7.10%	6.00%
50%Merrill Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	50% Merrill Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	15.33%	9.11%	7.65%

[1]	The performance for Class I shares for the period prior to April 29, 2011 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or distribution fee.

Henderson Strategic Income Fund
Fund Summary – Strategic Income Fund
Investment Objective
The Fund’s investment objective is to seek total return through current income and capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled “Sales Charge Reductions – Class A Shares” and “Sales Charge Waivers – Class A Shares” on pages 15-16 of the Fund’s Prospectus and the section entitled “Purchases, Exchanges and Redemption Information” on page 53 of the Statement of Additional Information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Henderson Strategic Income Fund	Class A Shares		Class B Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	[2]	1.00%	[3]	none
[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the dealer received a sales commission on the purchase.
[2]	The CDSC payable upon redemption of Class B shares declines over time.
[3]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson Strategic Income Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.54%	0.57%	0.56%	0.52%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.35%	2.13%	2.12%	1.08%
Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.27%)	(0.26%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.11%	1.86%	1.86%	0.86%
[1]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 0.85% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.

Expense Example

 The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions. The expense example assumes that the adviser’s agreement to waive fees and/or reimburse expenses expires on July 31, 2020. The expense example also reflects the conversion of Class B shares to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Henderson Strategic Income Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Class A Shares	583	811	1,058	1,853
Class B Shares	589	885	1,107	2,076
Class C Shares	289	585	1,007	2,276
Class I Shares	88	275	478	1,150

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson Strategic Income Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Class A Shares	583	811	1,058	1,853
Class B Shares	189	585	1,007	2,076
Class C Shares	189	585	1,007	2,276
Class I Shares	88	275	478	1,150

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities including foreign investment grade debt (including developed market government bonds), emerging market debt, international and domestic high yield debt (including lower-quality securities “high yield” or “junk bonds”), US investment grade corporate debt, US government debt securities and floating rate notes (“FRNs”). The Fund may also invest in dividend-paying equity securities of companies domiciled in the US or abroad. The managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. Under normal circumstances, the managers intend to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met:

·	the company is organized in, or its primary business office or principal trading market of its equity are located in, the country

·	a majority of the company’s assets are located in the country

·	a majority of the company’s revenues are derived from the country

The managers use a process that combines a bottom-up approach to individual security selection rooted in thorough independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure.

In their bottom-up approach, the managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s:

·	experience and managerial strength

·	debt service capability

·	operating outlook

·	sensitivity to economic conditions

·	current financial condition

·	liquidity and access to capital

·	asset protection

·	structural issues

·	covenant protection

·	equity sponsorship

The managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio.

Sector, regional and industry allocations are evaluated within a broader economic and market context and involve:

·	evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix

·	evaluation of country and regional economic environment to support country allocation decisions

·	analysis of industry weightings including stability and growth of industries, cash flows and/or positive equity momentum

The Fund will generally consider selling a security when, in the managers’ opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/financial targets. The Fund may also consider selling a security if, in the managers’ opinion, a superior investment opportunity arises.

The Fund may use bank borrowings to increase the amount of money the Fund can invest. This strategy is called leverage. The Fund may borrow money to the extent permissible under the Investment Company Act of 1940, as amended (the “1940 Act”), currently up to 33 1/3% of its total assets, including the amount borrowed.

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, high yield securities, US Government securities, foreign securities, derivatives, distressed securities and emerging market debt securities, subordinated bank debt, private placements and FRNs. The Fund has no specific range with respect to the duration of the fixed income securities it may invest in. The Fund also may invest up to 30% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants and may invest up to 15% of its net assets in illiquid securities. The Fund has no policy limiting the currency in which foreign securities may be denominated.

The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to generate income from option premiums by writing covered call options on individual securities, to gain exposure to equity securities by using futures contracts on securities indices, to gain or limit exposure to equities by purchasing exchange-traded call or put options on individual securities, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. However, the Fund may also purchase or sell other types of derivatives contracts. With regard to the Fund, the investment adviser has claimed relief from the definition of commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the investment adviser may claim an exclusion from the definition of CPO and registration as a CPO, with regard to a fund that trades derivatives solely for “bona fide hedging purposes,” or that limits its investment in derivatives to a “de minimis” amount, as defined in CFTC rules. The Fund does not currently expect to use derivatives beyond the thresholds permitted by CFTC Rule 4.5.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Principal Investment Risks

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect your investment include:

·	High Yield Securities Risk. High yield securities (sometimes referred to as “junk bonds”) are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities. For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment; greater risk of loss due to default or declining credit quality; greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed. The security ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation Ratings Group, a division of the McGraw Hill Companies (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are based on analysis by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely paid.

·	Credit/Default Risk. Credit risk is the risk that one or more debt securities will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Below investment grade securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

·	Market Risk. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of securities in the market. Developments in a particular class of debt securities or the stock market could also adversely affect the Fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the Fund emphasizes debt securities from any given industry, it could be hurt if that industry does not do well. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments when due than an investment grade issuer. The prices of high yield securities are generally more volatile and sensitive to actual or perceived negative economic developments than investment grade securities. The Fund may also invest in equity securities. Equity investments, such as common stocks, are subject to greater fluctuations in market value than other asset classes as a result of factors such as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

·	Issuer Risk. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. The price of high yield securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities and is, therefore, more volatile and sensitive to actual or perceived negative developments affecting an issuer.

·	Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt se- curities. (This is known as prepayment risk and may reduce the Fund’s income.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security’s duration and reduce the value of the debt security (this is known as extension risk). Interest rates are at or near historic lows and, as a result, may rise over time.

·	Liquidity Risk. Liquidity of individual debt securities varies considerably. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at an advantageous time or price. High yield debt securities tend to be less liquid than higher-rated securities.

·	Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives or similar investments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

·	Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, a lack of timely or reliable financial information, possible imposition of foreign withholding taxes or unfavorable political or legal developments.These risks are typically greater in less developed or emerging market countries.

·	Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers’ ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the managers’ potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) are not liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund’s assets are committed to derivatives in general or are invested in a few types of derivatives.

·	Frequent Trading Risk. The Fund’s portfolio turnover rate may be 100% or more. Frequent buying and selling of investments will involve higher trading costs and other expenses that may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains, which could adversely affect the after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

·	Smaller and Less Seasoned Companies Risk. The Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may be more volatile than those of larger, more established companies.

·	Overweighting in Certain Market Sectors Risk. The percentage of the Fund’s assets invested in various industries and sectors will vary from time to time depending on the managers’ perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund’s NAV.

Performance

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart are for the Fund’s Class A shares without reflecting payment of any front-end sales charge; if they did re-flect such payment of sales charges, annual returns would be lower.

During the nine-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 24.81% and (24.95)% for the quarters ended June 30, 2009, and December 31, 2008, respectively.
Average Annual Total Returns for periods ended December 31, 2012 (including maximum sales charges)	[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Average Annual Total Returns Henderson Strategic Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	8.32%	2.00%	5.03%	Sep 30, 2003
Class A Shares After Taxes on Distributions	Return After Taxes on Distributions	6.62%	0.41%	3.10%	Sep 30, 2003
Class A Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.35%	0.74%	3.16%	Sep 30, 2003
Class B Shares	Return Before Taxes	8.97%	2.12%	4.94%	Sep 30, 2003
Class C Shares	Return Before Taxes	12.95%	2.13%	4.76%	Sep 30, 2003
Class I Shares	Return Before Taxes	14.06%	3.06%	5.62%	Apr 29, 2011
Barclays Global Aggregate Bond Index (ex US MBS) (reflects no deductions for fees, expenses or taxes)	Barclays Global Aggregate Bond Index (ex US MBS) (reflects no deductions for fees, expenses or taxes)	4.55%	5.37%	5.61%
Barclays Global Credit (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	Barclays Global Credit (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	11.64%	7.10%	6.00%
50%Merrill Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	50% Merrill Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	15.33%	9.11%	7.65%

[1]	The performance for Class I shares for the period prior to April 29, 2011 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or distribution fee.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Henderson Strategic Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary – Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return through current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled “Sales Charge Reductions – Class A Shares” and “Sales Charge Waivers – Class A Shares” on pages 15-16 of the Fund’s Prospectus and the section entitled “Purchases, Exchanges and Redemption Information” on page 53 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

 The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions. The expense example assumes that the adviser’s agreement to waive fees and/or reimburse expenses expires on July 31, 2020. The expense example also reflects the conversion of Class B shares to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities including foreign investment grade debt (including developed market government bonds), emerging market debt, international and domestic high yield debt (including lower-quality securities “high yield” or “junk bonds”), US investment grade corporate debt, US government debt securities and floating rate notes (“FRNs”). The Fund may also invest in dividend-paying equity securities of companies domiciled in the US or abroad. The managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. Under normal circumstances, the managers intend to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met:

·	the company is organized in, or its primary business office or principal trading market of its equity are located in, the country

·	a majority of the company’s assets are located in the country

·	a majority of the company’s revenues are derived from the country

The managers use a process that combines a bottom-up approach to individual security selection rooted in thorough independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure.

In their bottom-up approach, the managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s:

·	experience and managerial strength

·	debt service capability

·	operating outlook

·	sensitivity to economic conditions

·	current financial condition

·	liquidity and access to capital

·	asset protection

·	structural issues

·	covenant protection

·	equity sponsorship

The managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio.

Sector, regional and industry allocations are evaluated within a broader economic and market context and involve:

·	evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix

·	evaluation of country and regional economic environment to support country allocation decisions

·	analysis of industry weightings including stability and growth of industries, cash flows and/or positive equity momentum

The Fund will generally consider selling a security when, in the managers’ opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/financial targets. The Fund may also consider selling a security if, in the managers’ opinion, a superior investment opportunity arises.

The Fund may use bank borrowings to increase the amount of money the Fund can invest. This strategy is called leverage. The Fund may borrow money to the extent permissible under the Investment Company Act of 1940, as amended (the “1940 Act”), currently up to 33 1/3% of its total assets, including the amount borrowed.

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, high yield securities, US Government securities, foreign securities, derivatives, distressed securities and emerging market debt securities, subordinated bank debt, private placements and FRNs. The Fund has no specific range with respect to the duration of the fixed income securities it may invest in. The Fund also may invest up to 30% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants and may invest up to 15% of its net assets in illiquid securities. The Fund has no policy limiting the currency in which foreign securities may be denominated.

The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to generate income from option premiums by writing covered call options on individual securities, to gain exposure to equity securities by using futures contracts on securities indices, to gain or limit exposure to equities by purchasing exchange-traded call or put options on individual securities, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. However, the Fund may also purchase or sell other types of derivatives contracts. With regard to the Fund, the investment adviser has claimed relief from the definition of commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the investment adviser may claim an exclusion from the definition of CPO and registration as a CPO, with regard to a fund that trades derivatives solely for “bona fide hedging purposes,” or that limits its investment in derivatives to a “de minimis” amount, as defined in CFTC rules. The Fund does not currently expect to use derivatives beyond the thresholds permitted by CFTC Rule 4.5.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities including foreign investment grade debt (including developed market government bonds), emerging market debt, international and domestic high yield debt (including lower-quality securities “high yield” or “junk bonds”), US investment grade corporate debt, US government debt securities and floating rate notes (“FRNs”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect your investment include:

·	High Yield Securities Risk. High yield securities (sometimes referred to as “junk bonds”) are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities. For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment; greater risk of loss due to default or declining credit quality; greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed. The security ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation Ratings Group, a division of the McGraw Hill Companies (“S&P”) and Fitch Ratings, Inc. (“Fitch”) are based on analysis by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely paid.

·	Credit/Default Risk. Credit risk is the risk that one or more debt securities will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Below investment grade securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

·	Market Risk. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of securities in the market. Developments in a particular class of debt securities or the stock market could also adversely affect the Fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the Fund emphasizes debt securities from any given industry, it could be hurt if that industry does not do well. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments when due than an investment grade issuer. The prices of high yield securities are generally more volatile and sensitive to actual or perceived negative economic developments than investment grade securities. The Fund may also invest in equity securities. Equity investments, such as common stocks, are subject to greater fluctuations in market value than other asset classes as a result of factors such as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

·	Issuer Risk. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. The price of high yield securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities and is, therefore, more volatile and sensitive to actual or perceived negative developments affecting an issuer.

·	Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt se- curities. (This is known as prepayment risk and may reduce the Fund’s income.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security’s duration and reduce the value of the debt security (this is known as extension risk). Interest rates are at or near historic lows and, as a result, may rise over time.

·	Liquidity Risk. Liquidity of individual debt securities varies considerably. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at an advantageous time or price. High yield debt securities tend to be less liquid than higher-rated securities.

·	Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives or similar investments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

·	Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, a lack of timely or reliable financial information, possible imposition of foreign withholding taxes or unfavorable political or legal developments.These risks are typically greater in less developed or emerging market countries.

·	Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers’ ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the managers’ potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) are not liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund’s assets are committed to derivatives in general or are invested in a few types of derivatives.

·	Frequent Trading Risk. The Fund’s portfolio turnover rate may be 100% or more. Frequent buying and selling of investments will involve higher trading costs and other expenses that may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains, which could adversely affect the after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

·	Smaller and Less Seasoned Companies Risk. The Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may be more volatile than those of larger, more established companies.

·	Overweighting in Certain Market Sectors Risk. The percentage of the Fund’s assets invested in various industries and sectors will vary from time to time depending on the managers’ perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund’s NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart are for the Fund’s Class A shares without reflecting payment of any front-end sales charge; if they did re-flect such payment of sales charges, annual returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods compared to those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.343.6337
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hendersonglobalinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads

The annual returns in the bar chart are for the Fund’s Class A shares without reflecting payment of any front-end sales charge; if they did re-flect such payment of sales charges, annual returns would be lower.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the nine-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 24.81% and (24.95)% for the quarters ended June 30, 2009, and December 31, 2008, respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012 (including maximum sales charges)	[1]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax-returns are shown only for the Class A shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Henderson Strategic Income Fund | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
1-Year	rr_ExpenseExampleYear01	583
3-Year	rr_ExpenseExampleYear03	811
5-Year	rr_ExpenseExampleYear05	1,058
10-Year	rr_ExpenseExampleYear10	1,853
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	583
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	811
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,058
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,853
2004	rr_AnnualReturn2004	10.64%
2005	rr_AnnualReturn2005	2.56%
2006	rr_AnnualReturn2006	10.36%
2007	rr_AnnualReturn2007	3.36%
2008	rr_AnnualReturn2008	(38.69%)
2009	rr_AnnualReturn2009	50.75%
2010	rr_AnnualReturn2010	10.17%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	13.75%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Strategic Income Fund | Class B Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%
1-Year	rr_ExpenseExampleYear01	589
3-Year	rr_ExpenseExampleYear03	885
5-Year	rr_ExpenseExampleYear05	1,107
10-Year	rr_ExpenseExampleYear10	2,076
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,007
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,076
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Strategic Income Fund | Class C Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%
1-Year	rr_ExpenseExampleYear01	289
3-Year	rr_ExpenseExampleYear03	585
5-Year	rr_ExpenseExampleYear05	1,007
10-Year	rr_ExpenseExampleYear10	2,276
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,007
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,276
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.95%
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Strategic Income Fund | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
1-Year	rr_ExpenseExampleYear01	88
3-Year	rr_ExpenseExampleYear03	275
5-Year	rr_ExpenseExampleYear05	478
10-Year	rr_ExpenseExampleYear10	1,150
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	275
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	478
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,150
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.06%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Henderson Strategic Income Fund | After Taxes on Distributions | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Strategic Income Fund | After Taxes on Distributions and Sales | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.35%
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Henderson Strategic Income Fund | Barclays Global Aggregate Bond Index (ex US MBS) (reflects no deductions for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Global Aggregate Bond Index (ex US MBS) (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Henderson Strategic Income Fund | Barclays Global Credit (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Global Credit (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.64%
5 Years	rr_AverageAnnualReturnYear05	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Henderson Strategic Income Fund | 50%Merrill Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	50% Merrill Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.33%
5 Years	rr_AverageAnnualReturnYear05	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%

[1]	The performance for Class I shares for the period prior to April 29, 2011 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or distribution fee.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the dealer received a sales commission on the purchase.
[3]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 0.85% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.
[4]	The CDSC payable upon redemption of Class B shares declines over time.
[5]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.